UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09329

                    AllianceBernstein Health Care Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.



ALLIANCEBERNSTEIN HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)

Company                                            Shares          U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%

France - 3.2%
Sanofi-Synthelabo, SA                              85,221         $   6,199,310
                                                                  -------------
Germany - 2.3%
Altana AG                                          76,440             4,483,726
                                                                  -------------
India - 2.6%
Ranbaxy Laboratories, Ltd. (GDR)                  208,126             4,995,024
                                                                  -------------
Israel - 2.8%
Teva Pharmaceutical Industries, Ltd. (ADR)        206,680             5,363,346
                                                                  -------------
Japan - 1.6%
Shionogi & Co., Ltd.                              216,000             3,100,708
                                                                  -------------
Switzerland - 13.1%
Alcon, Inc.                                        78,300             6,279,660
Nobel Biocare Holding AG                           28,503             4,438,122
Novartis AG                                       140,440             6,564,408
Roche Holding AG(a)                                76,469             7,931,889
                                                                  -------------
                                                                     25,214,079
                                                                  -------------
United Kingdom - 0.9%
AstraZeneca Plc. (ADR)                             42,700             1,756,251
                                                                  -------------

United States - 73.1%
Allergan, Inc.                                     75,100             5,448,505
Amgen, Inc.(a)                                    130,400             7,391,072
Anthem, Inc.(a)                                    87,100             7,599,475
Applera Corp. - Applied Biosystems Group          114,700             2,164,389
Beckman Coulter, Inc.                              24,300             1,363,716
Biogen Idec, Inc.(a)                               85,700             5,242,269
Boston Scientific Corp.(a)                        116,600             4,632,518
Caremark Rx, Inc.(a)                              128,800             4,130,616
Cephalon, Inc.(a)                                 105,000             5,029,500
Eli Lilly & Co.                                    52,000             3,122,600
Forest Laboratories, Inc.(a)                      125,500             5,644,990
Genentech, Inc.(a)                                167,080             8,758,334
Gilead Sciences, Inc.(a)                          167,000             6,242,460
Health Management Associates, Inc., Series A      369,200             7,542,756
Johnson & Johnson                                  37,600             2,118,008
Pfizer, Inc.                                      628,842            19,242,565
St. Jude Medical, Inc.(a)                          88,700             6,676,449
Stryker Corp.                                     174,000             8,365,920
UnitedHealth Group, Inc.                          159,600            11,768,904
WellPoint Health Networks, Inc.(a)                 75,300             7,913,277
Wyeth                                              88,040             3,292,696
Zimmer Holdings, Inc.(a)                           90,300             7,137,312
                                                                  -------------
                                                                    140,828,331
                                                                  -------------
Total Common Stocks
   (cost $140,066,160)                                              191,940,775
                                                                  -------------

                                                 Principal
                                                  Amount
                                                   (000)           U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -  0.9%

Time Deposit -  0.9%
ING Bank
   1.88%, 10/01/04
   (cost $1,800,000)                              $ 1,800         $   1,800,000
                                                                  -------------

Total Investments - 100.5%
   (cost $141,866,160)                                              193,740,775
Other assets less liabilities -  (0.5%)                                (949,321)
                                                                  -------------
Net Assets - 100%                                                 $ 192,791,454
                                                                  =============

(a) Non-income producing security.
    Glossary of terms:
    ADR - American Depositary Receipt
    GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN HEALTH CARE FUND
INDUSTRY BREAKDOWN
September 30, 2004 (unaudited)

     39.8% Drugs
     21.2% Medical Products
     20.1% Medical Services
     18.0% Biotechnology
      0.9% Short-Term
    ------
    100.0% Total Investments
    ======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.        DESCRIPTION OF EXHIBIT

        11 (a) (1)         Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)         Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Health Card Fund, Inc.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    November 29, 2004

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    November 29, 2004